Acquisitions - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) location shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares
Business Acquisition [Line Items]
Cash holdbacks released				$ 40
Equity holdbacks released				2
Transaction costs		$ 1	$ 0	0
Class A common stock
Business Acquisition [Line Items]
Equity holdbacks released				$ 0
Equity holdbacks released (in shares) | shares				106,775
Class A common stock | Common Stock
Business Acquisition [Line Items]
Issuance of common stock in connection with Acquisition (in shares) | shares	489,071	818,741		106,775
Series AP-4 Preferred Stock
Business Acquisition [Line Items]
Equity holdbacks released (in shares) | shares				26,716
Common Desk
Business Acquisition [Line Items]
Percentage of equity acquired	100.00%
Total consideration	$ 21
Number of locations acquired | location	23
Cash consideration	$ 10
Contingent consideration payable, liability	3
Holdback released		$ 2
Common Desk | Contingent Consideration, Cash Payout
Business Acquisition [Line Items]
Holdback released		2
Common Desk | Contingent Consideration, Equity Payout
Business Acquisition [Line Items]
Holdback released		$ 1
Equity consideration, shares released (in shares) | shares		329,670
Common Desk | Other liabilities, net
Business Acquisition [Line Items]
Consideration payable		$ 1
Common Desk | Class A common stock
Business Acquisition [Line Items]
Equity consideration	$ 3
Contingent consideration payable, equity (in shares) | shares	760,969
Contingent consideration payable, fair value of equity	$ 5
Contingent consideration payable, equity		$ 1